CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 123,871	$ 162,616
Current financial assets at amortized cost	30,300	30,000
Current contract assets	2,770	3,660
Accounts receivable	6,992	7,756
Other receivables	343	314
Current income tax assets	311	77
Inventories	33	45
Other current assets	4,042	4,705
Total current assets	168,662	209,173
Non-current assets
Property, plant and equipment	380	289
Right-of-use assets	847	323
Intangible assets	77	119
Deferred income tax assets	257	244
Guarantee deposits paid	140	125
Total non-current assets	1,701	1,100
Total assets	170,363	210,273
Current liabilities
Current contract liabilities	15,346	13,024
Other payables	10,331	9,308
Other payables – related parties	50	63
Current tax liabilities	21	155
Current provisions	2,394	1,855
Current lease liabilities	481	251
Other current liabilities	277	261
Total current liabilities	28,900	24,917
Non-current liabilities
Non-current financial liabilities at fair value through profit or loss	1,566	3,207
Non-current lease liabilities	387	87
Net defined benefit liability, non-current	79	73
Guarantee deposits received	25	25
Total non-current liabilities	2,057	3,392
Total liabilities	30,957	28,309
Equity
Capital stock	10,192	11,826
Capital surplus
Capital surplus	510,399	556,429
Retained earnings
Accumulated deficit	(380,472)	(385,884)
Other equity interest
Other equity interest	(523)	(407)
Treasury shares	(190)	0
Total equity	139,406	181,964
Total liabilities and equity	170,363	210,273
Perfect Class A Ordinary Shares
Equity
Capital stock	8,513	10,147
Perfect Class B Ordinary Shares
Equity
Capital stock	$ 1,679	$ 1,679